SUPPLEMENTAL DISCLOSURES - Consolidated Statement of Comprehensive Income (Loss) Presentation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Employee compensation	$ 20,568	$ 27,134	$ 19,976
Production
Disclosure of defined benefit plans [line items]
Employee compensation	7,169	7,860	8,360
General and administrative
Disclosure of defined benefit plans [line items]
Employee compensation	$ 13,399	$ 19,274	$ 11,616